INTANGIBLE FIXED ASSETS NON-CURRENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill
Impairment	$ 121	$ 468	$ 1,082
Total
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	176
Intangible assets and goodwill, end of period	5,437	176
Goodwill
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	35
Intangible assets and goodwill, end of period	37	35
Digital Assets
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	141
Intangible assets and goodwill, end of period		141
Power Contracts
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, end of period	5,400
Cost | Total
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	5,174	5,441
Foreign Exchange movements		(60)
Additions	5,400
Disposals	(31)	(207)
Intangible assets and goodwill, end of period	10,543	5,174	5,441
Cost | Goodwill
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	35	112
Foreign Exchange movements	2
Disposals		(77)
Intangible assets and goodwill, end of period	37	35	112
Cost | Digital Assets
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	5,139	5,329
Foreign Exchange movements		(60)
Disposals	(31)	(130)
Intangible assets and goodwill, end of period	5,108	5,139	5,329
Cost | Power Contracts
Reconciliation of changes in intangible assets other than goodwill
Additions	5,400
Intangible assets and goodwill, end of period	5,400
Amortisation and impairment | Total
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	(4,998)	(4,553)
Foreign Exchange movements	8	28
Impairment	116	473
Intangible assets and goodwill, end of period	(5,106)	(4,998)	(4,553)
Amortisation and impairment | Digital Assets
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	(4,998)	(4,553)
Foreign Exchange movements	6	28
Impairment	116	473
Intangible assets and goodwill, end of period	$ (5,108)	$ (4,998)	$ (4,553)